STATEMENTS OF REDEEMABLE A SHARES AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Redeemable A shares Ordinary shares		Class A ordinary shares Ordinary shares Digital Securities	Class A ordinary shares Ordinary shares IPO		Class A ordinary shares Ordinary shares		Class A ordinary shares	Class B ordinary shares Ordinary shares		Additional paid-in capital Digital Securities	Additional paid-in capital IPO	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Digital Securities	IPO	Total
Beginning Balance at Dec. 31, 2022	[1]	$ 12,275
Beginning Balance (in shares) at Dec. 31, 2022	[1]	983,861
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Redeemable A shares		$ (12,275)	[1]											$ 12,275					$ 12,275
Conversion of Redeemable A shares (in shares)	[1]	(983,861)					983,861
Beginning Balance at Dec. 31, 2022							$ 12	[1],[2]		$ 4	[1],[2]			53,707	$ 43,244	$ 1,738			98,705
Beginning Balance (in shares) at Dec. 31, 2022	[1]						38,384,577			14,022,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Ordinary shares in connection with business combination														34,895					34,895
Issuance of Class A Ordinary shares in connection with business combination (in shares)	[1]						1,313,847
Issuance of Ordinary shares in connection					$ 1	[1],[2]						$ 810	$ 50,298				$ 810	$ 50,299
Issuance of ordinary shares in connection (in shares)	[1]			23,142	1,754,385
Conversion of Class B Ordinary shares to Class A Ordinary shares	[1],[2]						$ 1			$ (1)
Conversion of Class B Ordinary shares to Class A Ordinary shares (in shares)							2,503,183	[1]	2,503,183	(2,503,183)	[1]
Exercise of options and vesting of RSUs														1,747					1,747
Exercise of options and vesting of RSUs (in shares)	[1]						356,680			27,634
Share based compensation														25,178					25,178
Other comprehensive income																664			664
Net income															58,534				58,534
Ending Balance (in shares) at Dec. 31, 2023	[1]						45,319,675			11,547,000
Ending Balance at Dec. 31, 2023							$ 14	[1],[2]		$ 3	[1],[2]			178,910	101,778	2,402			283,107
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and retirement of common stock (in shares)	[1]						(3,606,419)
Conversion of Class B Ordinary shares to Class A Ordinary shares (in shares)									0
Repurchase and retirement of common stock							$ (1)	[1],[2]						(147,282)					(147,283)
Exercise of options and vesting of RSUs							$ 1	[1],[2]						19,008					19,009
Exercise of options and vesting of RSUs (in shares)	[1]						2,568,035
Share based compensation														26,276					26,276
Other comprehensive income																(296)			(296)
Net income															101,491				101,491
Ending Balance (in shares) at Dec. 31, 2024	[1]						44,281,291			11,547,000
Ending Balance at Dec. 31, 2024							$ 14	[1],[2]		$ 3	[1],[2]			76,912	203,269	2,106			282,304
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B Ordinary shares to Class A Ordinary shares (in shares)									0
Purchase of capped call transaction, net of tax														(48,146)					(48,146)
Exercise of options and vesting of RSUs							$ 1	[1],[2]						12,242					12,243
Exercise of options and vesting of RSUs (in shares)	[1]						1,746,809
Share based compensation														36,563					36,563
Other comprehensive income																2,786			2,786
Net income															110,745				110,745
Ending Balance (in shares) at Dec. 31, 2025	[1]						46,028,100			11,547,000
Ending Balance at Dec. 31, 2025							$ 15	[1],[2]		$ 3	[1],[2]			$ 77,571	$ 314,014	$ 4,892			$ 396,495

[1]	Adjusted for the issuance of Class B and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (refer to Note 12).
[2]	Represents an amount lower than $1.